UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: July 31, 2011

Item 1.	Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

July 31, 2011

AEW Real Estate Fund

TABLE OF CONTENTS

Management Discussion page 1

Investment Results page 3

Portfolio of Investments page 11

Financial Statements page 14

AEW REAL ESTATE FUND

Management Discussion

Manager:

Matthew A. Troxell, CFA

Jeffrey P. Caira

J. Hall Jones, Jr., CFA

Roman Ranocha, CFA

AEW Capital Management, L.P.

Objective:

Seeks to provide investors with above-average income and long-term growth of capital

Strategy:

Invests in real estate investment trusts (REITs) and/or real estate-related companies

Inception Date:

August 31, 2000

Symbols:

Class A	NRFAX
Class B	NRFBX
Class C	NRCFX
Class Y	NRFYX

Market Conditions

During the six-month period ended July 31, 2011, real estate investment trusts (REITs) performed solidly. The sector outperformed the broader equity market, which saw the S&P 500 Index and the Dow Jones Industrial Average gain 1.46% and 3.40%, respectively. Recent merger and acquisition activity, attractive yields, positive flows into the sector and slowly improving commercial real estate market fundamentals all helped drive REITs higher.

Performance Results

For the six months ended July 31, 2011 Class A shares of AEW Real Estate Fund returned 8.20% at net asset value. The fund performed in line with its benchmark, the MSCI US REIT Index, which gained 8.46%, and the 7.86% average return of funds in the Morningstar Real Estate Fund category.

Explanation of Fund Performance

The fund’s exposure to the well-performing apartment, regional mall and office sectors had the strongest positive impact on the fund’s return, while only the hotel sector lost ground. Sector distribution did not change materially during the six-month period.

Regional mall REIT Simon Property Group and apartment REIT Equity Residential, the largest companies in their respective sectors, were the top positive contributors to the fund’s overall performance. The performance of Simon Property Group can be attributed to its relatively solid operating results, conservative balance sheet and the high quality of its assets. Equity Residential’s performance was similarly driven by the defensive characteristics of its balance sheet and its high-quality portfolio. We believe the company has also been recognized by investors as a result of its aggressive acquisition activity early on in the economic recovery. Equity Residential took advantage of its scale and liquidity and added to its portfolio quality and growth prospects.

The biggest disappointments for the period included hotel REIT Host Hotels and Resorts and healthcare

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REIT Omega Healthcare Investors. Shares of Host Hotels and Resorts lagged. The company was not immune to the broader hotel and lodging sector decline, as investors began to question both the strength and the duration of the improvement in hotel fundamentals in light of the disappointing economic news that mounted as the period wore on. With respect to Omega Healthcare Investors, we do not believe there were any material company-specific developments that hurt its performance, and we believe it continues to represent a solid relative value within the healthcare sector.

Outlook

Against the backdrop of a slowly expanding economy and gradually improving commercial property fundamentals, REITs have had an impressive performance run. While we believe the recovery in fundamentals will continue to be a slow one – and that at least some of it is already reflected in REIT prices – this type of incrementally positive news will likely provide some continued support to REITs. A substantial rise in interest rates in a condensed timeframe looms as a potential risk over the coming months. Higher rates could make REIT dividend yields less competitive while at the same time increasing borrowing costs. A sustained run of disappointing job growth numbers is another potential risk, because it would be a sign that the economy is not growing fast enough to bring vacancy rates down from still somewhat elevated levels, particularly in the office, industrial and retail property sectors.

What You Should Know:

Investments in the fund are subject to a number of risks. Please see the “Principal Risks” section of the fund’s prospectus. The purchase of fund shares should be seen as a long-term investment.

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AEW REAL ESTATE FUND

Investment Results through July 31, 2011

The charts comparing the fund’s performance to an index provide a general sense of how it performed. The fund’s total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares4

July 31, 2001 through July 31, 2011

Average Annual Total Returns — July 31, 20114

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 12/29/00)
NAV	8.20%	21.51%	1.66%	11.22%
With 5.75% Maximum Sales Charge	1.98	14.56	0.46	10.57

Class B (Inception 12/29/00)
NAV	7.68	20.54	0.89	10.39
With CDSC[1]	2.68	15.54	0.58	10.39

Class C (Inception 12/29/00)
NAV	7.79	20.59	0.90	10.41
With CDSC[1]	6.79	19.59	0.90	10.41

Class Y (Inception 8/31/00)
NAV	8.31	21.80	1.95	11.53

Comparative Performance
MSCI US REIT Index[2]	8.46	24.15	2.01	10.98
Morningstar Real Estate Fund Avg.[3]	7.86	22.64	1.31	9.95

Performance data quoted represents past performance and is no guarantee of future results. Investment return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ga.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Class Y shares are not available for purchase by all investors.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

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Fund Composition	% of Net Assets as of 7/31/11
Common Stocks	96.2
Short-Term Investments and Other	3.8

Ten Largest Holdings	% of Net Assets as of 7/31/11
Simon Property Group, Inc.	10.5
Equity Residential	7.2
Boston Properties, Inc.	5.1
Public Storage	5.0
AvalonBay Communities, Inc.	4.9
Vornado Realty Trust	4.7
HCP, Inc.	3.8
Ventas, Inc.	3.6
Macerich Co. (The)	3.4
ProLogis, Inc.	3.2

Five Largest Industries	% of Net Assets as of 7/31/11
Apartments	16.8
Regional Malls	14.3
Diversified	12.2
Office Property	12.0
Health Care	10.2

Portfolio holdings and asset allocations will vary.

Expense Ratios

as stated in the most recent prospectus

Share Class	Gross Expense Ratio[5]	Net Expense Ratio[6]
A	1.40%	1.40%
B	2.15	2.15
C	2.15	2.15
Y	1.16	1.16

NOTES TO CHARTS

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	MSCI US REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

3	Morningstar Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

5	Before fee waivers and/or expense reimbursements.

6	After fee waivers and/or expense reimbursements. Waivers/reimbursements are contractual and are set to expire on 4/30/12. Contracts are reevaluated on an annual basis.

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ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio manager as of the dates indicated. The manager’s views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. Visit ga.natixis.com or call 800-225-5478 for a prospectus and/or a summary prospectus, both of which contain this and other information. Read it carefully.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ga.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available on the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from February 1, 2011 through July 31, 2011. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 2/1/2011	ENDING ACCOUNT VALUE 7/31/2011	EXPENSES PAID DURING PERIOD* 2/1/2011 – 7/31/2011
Class A
Actual	$1,000.00	$1,082.00	$6.71
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Class B
Actual	$1,000.00	$1,076.80	$10.56
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24
Class C
Actual	$1,000.00	$1,077.90	$10.56
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24
Class Y
Actual	$1,000.00	$1,083.10	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio: 1.30%, 2.05%, 2.05% and 1.05% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees, including the Independent Trustees considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group and category of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser and to those of a peer group of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion of a questionnaire by the Adviser (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also considers other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing performance and fee differentials against the Fund’s category of funds, performance

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ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against its category. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement at their meeting held in June 2011. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Fund’s Agreement.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally (as noted by certain financial publications), and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third-party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund currently has an expense cap in place, although the current expenses of the Fund are below the cap.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or caps. The Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic turmoil on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the fact that Natixis Advisors’ parent company benefits from the retention of an affiliated Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board concluded that the existing Agreement should be continued through June 30, 2012.

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Portfolio of Investments – as of July 31, 2011 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)

Common Stocks — 96.2% of Net Assets
Home Builders — 0.0%
4,391	Brookfield Residential Properties, Inc.(b)	$43,778

Lodging — 1.4%
89,900	Starwood Hotels & Resorts Worldwide, Inc.	4,940,904

Real Estate — 0.9%
176,800	Brookfield Office Properties, Inc.	3,350,360

Real Estate Investment Trusts — 93.9%
	REITs - Apartments — 16.8%
84,500	American Campus Communities, Inc.	3,145,090
134,000	AvalonBay Communities, Inc.	17,981,460
131,000	Camden Property Trust	8,786,170
139,300	Campus Crest Communities, Inc.	1,668,814
426,100	Equity Residential	26,341,502
25,600	Essex Property Trust, Inc.	3,593,216

		61,516,252

	REITs - Diversified — 12.2%
119,700	American Assets Trust, Inc.	2,632,203
109,200	CoreSite Realty Corp.	1,838,928
11,900	Digital Realty Trust, Inc.	728,399
273,200	DuPont Fabros Technology, Inc.	6,963,868
133,800	Entertainment Properties Trust	6,220,362
266,800	Liberty Property Trust	9,060,528
183,200	Vornado Realty Trust	17,138,360

		44,582,648

	REITs - Health Care — 10.2%
380,000	HCP, Inc.	13,957,400
85,000	Health Care REIT, Inc.	4,486,300
289,100	Omega Healthcare Investors, Inc.	5,677,924
242,701	Ventas, Inc.	13,137,405

		37,259,029

	REITs - Hotels — 4.7%
672,000	Host Hotels & Resorts, Inc.	10,651,200
163,900	Pebblebrook Hotel Trust	3,240,303
186,500	RLJ Lodging Trust	3,211,530

		17,103,033

	REITs - Manufactured Homes — 1.3%
71,000	Equity Lifestyle Properties, Inc.	4,626,360

	REITs - Office Property — 12.0%
80,200	Alexandria Real Estate Equities, Inc.	6,576,400
299,000	BioMed Realty Trust, Inc.	5,866,380
173,600	Boston Properties, Inc.	18,637,696
42,000	Corporate Office Properties Trust	1,304,940

See accompanying notes to financial statements.

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Portfolio of Investments – as of July 31, 2011 (Unaudited)

AEW Real Estate Fund – (continued)

Shares	Description	Value (†)

	REITs - Office Property — continued
234,600	Kilroy Realty Corp.	$9,050,868
112,500	Piedmont Office Realty Trust, Inc., Class A	2,311,875

		43,748,159

	REITs - Regional Malls — 14.3%
234,600	Macerich Co. (The)	12,464,298
318,300	Simon Property Group, Inc.	38,358,333
21,800	Taubman Centers, Inc.	1,305,820

		52,128,451

	REITs - Shopping Centers — 8.8%
405,100	Developers Diversified Realty Corp.	5,918,511
125,300	Federal Realty Investment Trust	10,943,702
517,700	Kite Realty Group Trust	2,350,358
186,500	Ramco-Gershenson Properties Trust	2,288,355
180,000	Regency Centers Corp.	8,085,600
240,000	Retail Opportunity Investments Corp.	2,668,800

		32,255,326

	REITs - Single Tenant — 1.1%
120,000	National Retail Properties, Inc.	3,010,800
32,000	Realty Income Corp.	1,038,720

		4,049,520

	REITs - Storage — 7.2%
385,000	Extra Space Storage, Inc.	8,185,100
153,000	Public Storage	18,303,390

		26,488,490

	REITs - Warehouse/Industrials — 5.3%
534,500	DCT Industrial Trust, Inc.	2,896,990
318,300	First Potomac Realty Trust	4,971,846
326,100	ProLogis, Inc.	11,618,943

		19,487,779

	Total Real Estate Investment Trusts	343,245,047

	Total Common Stocks (Identified Cost $274,632,126)	351,580,089

See accompanying notes to financial statements.

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Portfolio of Investments – as of July 31, 2011 (Unaudited)

AEW Real Estate Fund – (continued)

Principal Amount	Description	Value (†)

Short-Term Investments — 4.0%
$14,600,772	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2011 at 0.000% to be repurchased at $14,600,772 on 8/01/2011 collateralized by $14,875,000 Federal National Mortgage Association, 1.600% due 11/23/2015 valued at $14,893,594 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $14,600,772)	$14,600,772

	Total Investments — 100.2% (Identified Cost $289,232,898)(a)	366,180,861
	Other Assets Less Liabilities — (0.2)%	(833,707)

	Net Assets — 100.0%	$365,347,154

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2011, the net unrealized appreciation on investments based on a cost of $289,232,898 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$77,627,735
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(679,772)

	Net unrealized appreciation	$76,947,963

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2011 (Unaudited)

Apartments	16.8%
Regional Malls	14.3
Diversified	12.2
Office Property	12.0
Health Care	10.2
Shopping Centers	8.8
Storage	7.2
Warehouse/Industrials	5.3
Hotels	4.7
Other Investments, less than 2% each	4.7
Short-Term Investments	4.0

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

July 31, 2011 (Unaudited)

ASSETS
Investments at cost	$289,232,898
Net unrealized appreciation	76,947,963

Investments at value	366,180,861
Receivable for Fund shares sold	615,790
Receivable for securities sold	361,532
Dividends receivable	166,476

TOTAL ASSETS	367,324,659

LIABILITIES
Payable for securities purchased	1,229,604
Payable for Fund shares redeemed	329,764
Management fees payable (Note 5)	250,717
Deferred Trustees’ fees (Note 5)	79,290
Administrative fees payable (Note 5)	14,925
Other accounts payable and accrued expenses	73,205

TOTAL LIABILITIES	1,977,505

NET ASSETS	$365,347,154

NET ASSETS CONSIST OF:
Paid-in capital	$316,882,838
Distributions in excess of net investment income	(88,374)
Accumulated net realized loss on investments	(28,395,273)
Net unrealized appreciation on investments	76,947,963

NET ASSETS	$365,347,154

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$73,806,785

Shares of beneficial interest	4,098,837

Net asset value and redemption price per share	$18.01

Offering price per share (100/94.25 of net asset value) (Note 1)	$19.11

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,549,416

Shares of beneficial interest	141,526

Net asset value and offering price per share	$18.01

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$10,084,724

Shares of beneficial interest	558,992

Net asset value and offering price per share	$18.04

Class Y shares:
Net assets	$278,906,229

Shares of beneficial interest	16,017,751

Net asset value, offering and redemption price per share	$17.41

See accompanying notes to financial statements.

|  14

Statement of Operations

For the Six Months Ended July 31, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$3,429,409
Less net foreign taxes withheld	(6,619)

3,422,790

Expenses
Management fees (Note 5)	1,314,237
Service and distribution fees (Note 5)	151,399
Administrative fees (Note 5)	76,091
Trustees’ fees and expenses (Note 5)	13,123
Transfer agent fees and expenses (Note 5)	122,924
Audit and tax services fees	29,365
Custodian fees and expenses	13,266
Legal fees	2,433
Registration fees	120,359
Shareholder reporting expenses	26,365
Miscellaneous expenses	7,068

Total expenses	1,876,630

Net investment income	1,546,160

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	1,352,560
Capital gain distributions received (Note 2)	525,829
Net change in unrealized appreciation (depreciation) on:
Investments	22,707,616

Net realized and unrealized gain on investments	24,586,005

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,132,165

See accompanying notes to financial statements.

15  |

Statement of Changes in Net Assets

	Six Months Ended July 31, 2011 (Unaudited)	Year Ended January 31, 2011
FROM OPERATIONS:
Net investment income	$1,546,160	$1,829,128
Net realized gain on investments	1,878,389	1,981,186
Net change in unrealized appreciation (depreciation) on investments	22,707,616	59,234,914

Net increase in net assets resulting from operations	26,132,165	63,045,228

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(275,024)	(645,020)
Class B	(713)	(15,938)
Class C	(2,446)	(46,485)
Class Y	(1,281,962)	(1,649,180)
Distributions from paid-in capital
Class A	—	(249,606)
Class B	—	(6,173)
Class C	—	(18,005)
Class Y	—	(638,760)

Total distributions	(1,560,145)	(3,269,167)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	54,695,894	92,894,134

Net increase in net assets	79,267,914	152,670,195
NET ASSETS
Beginning of the period	286,079,240	133,409,045

End of the period	$365,347,154	$286,079,240

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(88,374)	$(74,389)

See accompanying notes to financial statements.

|  16

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)(b)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Distributions from paid-in capital	Total distributions (b)
Class A
7/31/2011(g)	$16.71	$0.07	$1.30	$1.37	$(0.07)	$—	$—	$(0.07)
1/31/2011	12.15	0.12	4.65	4.77	(0.15)	—	(0.06)	(0.21)
1/31/2010	8.32	0.25	3.79	4.04	(0.21)	—	—	(0.21)
1/31/2009	16.96	0.33	(8.25)	(7.92)	(0.32)	(0.40)	—	(0.72)
1/31/2008	26.49	0.30	(6.85)	(6.55)	(0.31)	(2.67)	—	(2.98)
1/31/2007	20.78	0.19	7.24	7.43	(0.19)	(1.53)	—	(1.72)
Class B
7/31/2011(g)	16.73	0.01	1.27	1.28	(0.00)	—	—	(0.00)
1/31/2011	12.16	0.02	4.65	4.67	(0.07)	—	(0.03)	(0.10)
1/31/2010	8.29	0.19	3.79	3.98	(0.11)	—	—	(0.11)
1/31/2009	16.95	0.22	(8.25)	(8.03)	(0.23)	(0.40)	—	(0.63)
1/31/2008	26.45	0.11	(6.80)	(6.69)	(0.14)	(2.67)	—	(2.81)
1/31/2007	20.77	0.01	7.24	7.25	(0.04)	(1.53)	—	(1.57)
Class C
7/31/2011(g)	16.74	0.00	1.30	1.30	(0.00)	—	—	(0.00)
1/31/2011	12.18	0.01	4.66	4.67	(0.08)	—	(0.03)	(0.11)
1/31/2010	8.30	0.18	3.81	3.99	(0.11)	—	—	(0.11)
1/31/2009	16.97	0.22	(8.26)	(8.04)	(0.23)	(0.40)	—	(0.63)
1/31/2008	26.49	0.12	(6.82)	(6.70)	(0.15)	(2.67)	—	(2.82)
1/31/2007	20.80	0.02	7.24	7.26	(0.04)	(1.53)	—	(1.57)
Class Y
7/31/2011(g)	16.16	0.09	1.25	1.34	(0.09)	—	—	(0.09)
1/31/2011	11.76	0.15	4.50	4.65	(0.18)	—	(0.07)	(0.25)
1/31/2010	8.05	0.25	3.70	3.95	(0.24)	—	—	(0.24)
1/31/2009	16.46	0.38	(8.03)	(7.65)	(0.36)	(0.40)	—	(0.76)
1/31/2008	25.78	0.38	(6.66)	(6.28)	(0.37)	(2.67)	—	(3.04)
1/31/2007	20.25	0.27	7.05	7.32	(0.26)	(1.53)	—	(1.79)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.

See accompanying notes to financial statements.

17  |

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (%) (f)	Portfolio turnover rate (%)

$18.01	8.20	$73,807	1.30		1.30		0.80	3
16.71	39.50	68,895	1.40	(h)	1.40	(h)	0.81	9
12.15	49.59	47,908	1.50		1.63		2.49	22
8.32	(48.80)	33,283	1.50		1.52		2.26	30
16.96	(25.22)	78,612	1.46		1.46		1.35	24
26.49	37.36	120,151	1.48	(i)	1.48	(i)	0.82	15

18.01	7.68	2,549	2.05		2.05		0.07	3
16.73	38.54	2,711	2.15	(h)	2.15	(h)	0.10	9
12.16	48.53	3,478	2.25		2.39		1.92	22
8.29	(49.23)	3,560	2.25		2.27		1.46	30
16.95	(25.72)	10,158	2.23		2.23		0.49	24
26.45	36.31	21,166	2.22	(i)	2.22	(i)	0.06	15

18.04	7.79	10,085	2.05		2.05		0.05	3
16.74	38.41	9,536	2.15	(h)	2.15	(h)	0.08	9
12.18	48.61	8,059	2.25		2.39		1.84	22
8.30	(49.24)	7,248	2.25		2.27		1.52	30
16.97	(25.70)	17,769	2.21		2.22		0.54	24
26.49	36.32	29,694	2.23	(i)	2.23	(i)	0.08	15

17.41	8.31	278,906	1.05		1.05		1.03	3
16.16	39.80	204,938	1.16	(h)	1.16	(h)	1.01	9
11.76	50.19	73,965	1.25		1.27		2.49	22
8.05	(48.77)	28,847	1.20		1.20		2.74	30
16.46	(24.82)	41,844	1.09		1.09		1.79	24
25.78	37.81	48,080	1.09	(i)	1.09	(i)	1.21	15

(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended July 31, 2011 (Unaudited).
(h)	Includes fee/expense recovery of 0.01%.
(i)	Includes fee/expense recovery of 0.04%, 0.04%, 0.04% and 0.01% for Class A, B, C and Y, respectively.

See accompanying notes to financial statements.

|  18

Notes to Financial Statements

July 31, 2011 (Unaudited)

1.  Organization.  AEW Real Estate Fund (the “Fund”) is the sole series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C and Class Y shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

19  |

Notes to Financial Statements (continued)

July 31, 2011 (Unaudited)

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from February 1 through July 31, 2011 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment

|  20

Notes to Financial Statements (continued)

July 31, 2011 (Unaudited)

income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2011 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the year ended January 31, 2011, a portion of distributions paid has been redesignated as return of capital due to differences between estimated and actual amounts of ordinary income and return of capital received from REITs. Return of capital distributions are reflected on the Statement of Changes in Net Assets and have been reported to shareholders for tax purposes. For the six months ended July 31, 2011, no redesignations have been made with respect to the distributions paid as disclosed within the Statement of Changes in Net Assets. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred

21  |

Notes to Financial Statements (continued)

July 31, 2011 (Unaudited)

Trustees’ fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2011 was as follows:

2011 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
$2,356,623	$—	$912,544	$3,269,167

As of January 31, 2011, the capital loss carryforward and post-October losses were as follows:

Capital loss carryforward:
Expires January 31, 2017	$(3,777,617)
Expires January 31, 2018	(22,219,321)

Total capital loss carryforward	$(25,996,938)

Deferred net capital losses (post-October 2010)	$(1,046)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

e.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest)

|  22

Notes to Financial Statements (continued)

July 31, 2011 (Unaudited)

of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended July 31, 2011, the Fund did not loan securities under this agreement.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23  |

Notes to Financial Statements (continued)

July 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011, at value:

Asset Valuation Inputs

Description(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$351,580,089	$—	$—	$351,580,089
Short-Term Investments	—	14,600,772	—	14,600,772

Total	$351,580,089	$14,600,772	$—	$366,180,861

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2011, purchases and sales of securities (excluding short-term investments) were $64,350,691 and $8,243,366, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly. AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2012 and will be reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended July 31, 2011, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class Y
1.50%	2.25%	2.25%	1.25%

AEW is permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

|  24

Notes to Financial Statements (continued)

July 31, 2011 (Unaudited)

For the six months ended July 31, 2011, the management fees for the Fund were $1,314,237 (0.80% of average daily net assets).

No expenses were recovered during the six months ended July 31, 2011 under the terms of the expense limitation agreement.

AEW is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  The Trust has entered into a distribution agreement with Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by Natixis Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays Natixis Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by Natixis Distributors in connection with the marketing or sale of Class B and Class C shares.

For the six months ended July 31, 2011, the Fund paid the following service and distribution fees:

Service Fees			Distribution Fees
Class A	Class B	Class C	Class B	Class C
$89,737	$3,279	$12,137	$9,836	$36,410

c.  Administrative Fees.  Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned

25  |

Notes to Financial Statements (continued)

July 31, 2011 (Unaudited)

subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended July 31, 2011, the Fund paid $76,091 in administrative fees to Natixis Advisors.

d.  Sub-Transfer Agent Fees.  Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not to exceed what the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediaries. Natixis Distributors pays the remainder of the fees.

For the six months ended July 31, 2011, the Fund paid $102,423 in sub-transfer agent fees, which are reflected in transfer agent fees and expenses in the Statement of Operations.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distributors during the six months ended July 31, 2011 amounted to $49,183.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $250,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $80,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $15,000. Each Contract Review and

|  26

Notes to Financial Statements (continued)

July 31, 2011 (Unaudited)

Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

6.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

Prior to April 21, 2011, the Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participated in the line of credit. Interest was charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended July 31, 2011, the Fund had no borrowings under these agreements.

27  |

Notes to Financial Statements (continued)

July 31, 2011 (Unaudited)

7.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the six months ended July 31, 2011, $3,052 was rebated under these agreements.

8.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

9.  Concentration of Ownership.  From time to time, the Fund may have a concentration of one or more shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have material impacts on the Fund. As of July 31, 2011, one shareholder account comprised more than 5% of the Fund’s total outstanding shares, representing 56.89% of the Fund’s net assets. Such accounts may be beneficially held by one or more individuals or entities other than the owner of record.

|  28

Notes to Financial Statements (continued)

July 31, 2011 (Unaudited)

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Months Ended July 31, 2011		Year Ended January 31, 2011
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	457,935	$7,970,927	1,150,259	$16,754,520
Issued in connection with the reinvestment of distributions	15,387	260,594	57,209	848,962
Redeemed	(497,114)	(8,705,571)	(1,027,048)	(15,265,322)

Net change	(23,792)	$(474,050)	180,420	$2,338,160

Class B
Issued from the sale of shares	3,988	$67,862	8,387	$120,357
Issued in connection with the reinvestment of distributions	39	651	1,364	20,198
Redeemed	(24,577)	(429,636)	(133,684)	(1,973,110)

Net change	(20,550)	$(361,123)	(123,933)	$(1,832,555)

Class C
Issued from the sale of shares	50,362	$894,387	77,471	$1,149,146
Issued in connection with the reinvestment of distributions	115	1,914	3,430	51,220
Redeemed	(60,975)	(1,059,343)	(173,219)	(2,579,212)

Net change	(10,498)	$(163,042)	(92,318)	$(1,378,846)

Class Y
Issued from the sale of shares	4,616,033	$77,479,764	8,593,728	$125,883,668
Issued in connection with the reinvestment of distributions	17,885	292,880	52,825	757,909
Redeemed	(1,295,989)	(22,078,535)	(2,258,241)	(32,874,202)

Net change	3,337,929	$55,694,109	6,388,312	$93,767,375

Increase (decrease) from capital share transactions	3,283,089	$54,695,894	6,352,481	$92,894,134

29  |

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable.
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), are filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a) (3)	Not applicable.
(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name: David L. Giunta Title: President and Chief Executive Officer Date: September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name: David L. Giunta Title: President and Chief Executive Officer Date: September 23, 2011

By:	/s/ Michael C. Kardok
Name: Michael C. Kardok Title: Treasurer Date: September 23, 2011